Borrowings - Lines of Credit (Details) - USD ($) $ in Millions				3 Months Ended	10 Months Ended	12 Months Ended
	Oct. 28, 2018	Jul. 19, 2018	Jul. 18, 2018	Dec. 31, 2018	Oct. 28, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
364-Day Bridge Facility
Lines of Credit
Amount of credit facility	$ 20,000.0
Credit facility term	364 days
Expenses related to the credit facility				$ 40.0
364-Day Bridge Facility | Expected
Lines of Credit
Expenses related to the credit facility					$ 25.0
Credit Facilities
Lines of Credit
Borrowings outstanding				0.0		$ 0.0
Credit Facilities | Five-Year Credit Agreement
Lines of Credit
Amount of credit facility		$ 10,250.0		10,250.0		10,250.0
Credit facility term		5 years
Credit agreement maturity date		Jul. 20, 2023
Expenses related to the credit facility						6.7	$ 6.1	$ 5.5
Maximum additional amount of commitments under the credit agreement		$ 1,750.0
Credit Facilities | 364-Day Credit Agreement, 2018
Lines of Credit
Amount of credit facility		$ 2,500.0		2,500.0		2,500.0
Credit facility term		364 days
Credit Facilities | 364-Day Credit Agreement, 2017
Lines of Credit
Amount of credit facility			$ 2,500.0
Credit facility term			364 days
Credit Facilities | Three-Year Credit Agreement
Lines of Credit
Amount of credit facility		$ 2,500.0		2,500.0		2,500.0
Credit facility term		3 years
Credit agreement maturity date		Jul. 20, 2021
Credit Facilities | 364-Day Credit Agreement and Three-Year Credit Agreement
Lines of Credit
Amount of credit facility		$ 5,000.0		$ 5,000.0		5,000.0
Expenses related to the credit facility						$ 2.1	$ 2.8